Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following at:
	March 31, 2016	December 31, 2015
Furniture and equipment	$503	$9,786
Less accumulated depreciation	(141)	(3,982)
	$362	$5,804
Property and equipment consist of the following at:
	December 31, 2015	December 31, 2014

Furniture and equipment	$9,786	$11,901
Less accumulated depreciation	(3,982)	(280)
	$5,804	$11,621